COMMITMENTS - Arrangements with sponsors (Details) € in Thousands	Dec. 31, 2019 EUR (€)
Disclosure of commitments [Line Items]
Minimum purchase obligations	€ 92,963
Due within one year
Disclosure of commitments [Line Items]
Minimum purchase obligations	72,352
Due between one and three years
Disclosure of commitments [Line Items]
Minimum purchase obligations	16,208
Due between three and five years
Disclosure of commitments [Line Items]
Minimum purchase obligations	4,403
Due beyond five years
Disclosure of commitments [Line Items]
Minimum purchase obligations	€ 0